Shareholder Report, Line Graph (Details) B132735_Direxion Daily S-P 500 High Beta Bull 3X Shares_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Nov. 07, 2019	Oct. 31, 2025
Direxion Daily S&P 500® High Beta Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name							Direxion Daily S&P 500® High Beta Bull 3X Shares NAV
Accumulated Value	$ 11,680	$ 5,993	$ 7,228	$ 21,388	$ 4,087	$ 10,000	$ 19,161
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500® Index
Accumulated Value	20,089	14,556	13,215	15,477	10,829	10,000	$ 24,399
S&P 500 High Beta Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 High Beta Index
Accumulated Value	$ 21,553	$ 15,793	$ 15,193	$ 18,936	$ 10,037	$ 10,000	$ 28,904